Business combination - Summary of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Detail) ₩ in Millions	Mar. 30, 2023 KRW (₩)
Assets
Cash and cash equivalents	₩ 2,220
Trade accounts, notes receivable and other receivables, net	205
Other financial assets	12,000
Other current assets	132
Total current assets	14,557
Other receivables, net	41
Investment property, net	557,040
Property, plant and equipment, net	42,641
Deferred tax assets	10
Total non-current assets	599,732
Total assets	614,289
Liabilities
Other payables	5,612
Current income tax liabilities	401
Other current liabilities	812
Total current liabilities	16,825
Other payables	6,546
Other non-current liabilities	967
Deferred tax liabilities	77,019
Total non-current liabilities	132,532
Total liabilities	149,357
Net assets	464,932
Short-term borrowings [member]
Liabilities
Borrowings	10,000
Long-term borrowings [member]
Liabilities
Borrowings	₩ 48,000